Short-term Borrowings - Covenants And Amendments (Details)	12 Months Ended
Dec. 31, 2013
Revolving overdraft credit facility dated 07/26/2013
Short Term Debt [Line Items]
Covenant terms	Requires the Company to maintain a minimum security value of 125%. Furthermore, the credit facility contains financial covenants requiring the Company to ensure that (i) adjusted consolidated book net worth, as defined, not be less than $175,000, (ii) consolidated leverage ratio, as defined, not to exceed 0.75-to-one, and (iii) consolidated liquid funds (total cash and cash equivalents and the undrawn amount of any committed overdraft facilities available to the Company) ("liquid funds"), as defined, not be less than $25,000.
Senior secured revolving credit facility dated 11/21/2013
Short Term Debt [Line Items]
Covenant terms	The credit facility contains certain covenants and undertakings that require, among other things, that the Company maintain its listing on the New York Stock Exchange, the net equity base will not be less than $175,000, the interest coverage ratio will not be less than 1.3-to-one; the total liabilities to total assets will not exceed 75% and the Company maintain additional free liquidity of $30,000 at the end of each calendar month and an average minimum daily free liquidity of $15,000.
Trade credit facility dated 8/9/2013
Short Term Debt [Line Items]
Covenant terms	The facility contains financial covenants requiring, among other things, that AMP's minimum total net equity is at least $80,000 and has minimum cash collateral of $5,000 at all times; the Company maintains its listing on the New York Stock Exchange; has total net equity not less than $250,000; and has a minimum current ratio of 1.15 with a minimum working capital of $50,000.
Amendments	A sub-limit of up to $100,000 for the financing of purchases of stored products Existing financial covenants, apart from the minimum net equity that should not be less than $350,000, and interest rates apply.
Revolving credit facility dated 11/16/2013
Short Term Debt [Line Items]
Covenant terms	The facility is collateralized by the Company and drawdowns on the facilities are limited to a maximum of 90% of the accounts receivable accepted by the bank and credit-insured.
Revolving credit facility dated 9/1/2013
Short Term Debt [Line Items]
Covenant terms	The facilities are collateralized by the Company and drawdowns on the facilities are limited to a maximum of 90% of the accounts receivable accepted by the banks and credit-insured, equally shared between the Belgian banks.
Revolving credit facility dated 5/10/2013
Short Term Debt [Line Items]
Covenant terms	The financial covenants are that the Company shall ensure at all times that working capital is not less than $75,000, the liable capital of the Company, which is defined as its capital, revenue reserves, minority interests and subordinated debt less its intangible assets and any loans of to related companies, is not less than $375,000 and that its current ratio is not less than 1.10 until March 31, 2013. After that date, the current ratio shall not be less than 1.15.